Certain Balance Sheet Components	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Certain Balance Sheet Components
Note 7—Certain Balance Sheet Components
(A) Other Current Assets
Other current assets at December 31, 2021 and March 31, 2021 consisted of the following (in thousands):

	December 31, 2021	March 31, 2021
Prepaid expenses	$50,952	$39,544
Trade and other receivables, net	8,921	11,222
Income tax receivable	2,627	1,803
Other	7,834	1,681

Total other current assets	$70,334	$54,250

(B) Accrued Expenses
Accrued expenses at December 31, 2021 and March 31, 2021 consisted of the following (in thousands):

	December 31, 2021	March 31, 2021
Research and development expenses	$67,796	$20,755
Compensation-related expenses	31,115	38,552
Professional services expenses	5,411	10,267
Other general and administrative expenses	8,357	7,362

Total accrued expenses	$112,679	$76,936

(C) Other Current Liabilities
Other current liabilities at December 31, 2021 and March 31, 2021 consisted of the following (in thousands):

	December 31, 2021	March 31, 2021
Deferred revenue	$4,972	$5,918
Income tax payable	813	207
Other	6,650	3,037

Total other current liabilities	$12,435	$9,162

Note 7—Balance Sheet Components
(A) Other Current Assets
Other current assets at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Prepaid expenses	$39,544	$16,344
Receivables for value added tax (VAT) paid	807	5,978
Note receivable	—	5,000
Trade receivables, net	11,222	3,669
Income tax receivable	1,803	632
Other	874	2,140

Total other current assets	$54,250	$33,763

(B) Accrued Expenses
Accrued expenses at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Research and development expenses	$20,755	$21,607
Compensation-related expenses	38,552	29,113
Professional services expenses	10,267	5,135
Other general and administrative expenses	7,362	12,766

Total accrued expenses	$76,936	$68,621

(C) Other Current Liabilities
Other current liabilities at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Deferred revenue	$5,918	$3,621
Income tax payable	207	1,497
Other	3,037	234

Total other current liabilities	$9,162	$5,352